Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes [Abstract]
Schedule of Income before Income Tax Expenses
	Year ended December 31,
	2015	2016	2017
	US$	US$	US$
PRC	154,833,605	211,620,233	275,898,007
Non PRC	(35,840,702)	(45,909,678)	(82,669,476)

Total	118,992,903	165,710,555	193,228,531

Schedule of Income Tax Expense
	Year ended December 31,
	2015	2016	2017
	US$	US$	US$
Current:
CIT tax expense	48,523,618	70,285,607	103,302,037
Land Appreciation Tax (“LAT”) expense	23,223,407	33,254,340	40,203,748
Deferred tax benefit	(19,235,707)	(17,292,072)	(30,388,659)

Income tax expense	52,511,318	86,247,875	113,117,126

Schedule of Effective Income Tax Rate Reconciliation
	Year ended December 31,
	2015	2016	2017
	US$	US$	US$
CIT at rate of 25%	29,748,226	41,427,639	48,307,133
Tax effect of non-deductible expenses	2,028,153	7,425,406	3,641,665
Unrecognized tax benefits	(6,354,200)	(1,949,726)	-
LAT expense	23,223,407	33,254,340	40,203,748
CIT benefit of LAT	(5,805,852)	(8,313,585)	(10,050,937)
Changes in valuation allowance	4,274,501	(1,161,335)	3,180,741
International rate differences	6,075,360	17,814,114	10,149,331
Dividend and interest withholding taxes	3,675,156	-	18,877,500
Adjustment of estimated income tax accruals	(4,412,050)	(1,979,380)	(954,552)
Others	58,617	(269,598)	(237,503)

Actual income tax expense	52,511,318	86,247,875	113,117,126

Reconciliation of Unrecognized Tax Benefits
	2015	2016	2017
	US$	US$	US$
Balance at January 1	14,005,004	17,842,283	20,491,988
Additions for tax positions of current year	11,592,738	5,549,004	10,813,497
Movement in current year due to foreign exchange rate fluctuation	(313,640)	(68,926)	2,001
Reductions for tax positions of prior years	(3,669,272)	(880,647)	(76,110)
Lapse of statute of limitations	(3,772,547)	(1,949,726)	-

Balance at December 31	17,842,283	20,491,988	31,231,376

Schedule of Deferred Tax Asset/Liability
	December 31, 2016	December 31, 2017
	US$	US$
Deferred tax assets:
Tax loss carried forward	24,163,474	41,367,888
Accruals and provisions	15,756,338	46,491,643
Capitalized expenses	4,667,343	11,992,000
Revenue recognition of real estate lease income on a straight-line basis	9,132,603	11,285,190
Deemed interest income	20,417,879	31,231,375
Valuation allowance	(2,913,798)	(6,706,131)
Others	74,109	12,843

Total deferred tax assets	71,297,948	135,674,808

Deferred tax liabilities:
Revenue recognition based on percentage of completion	(57,670,568)	(76,968,132)
Real estate properties accelerated cost deduction	(794,822)	(1,274,068)
Taxable temporary differences arising from asset acquisitions	(42,703,964)	(107,224,810)
Dividend and interest withholding taxes	(13,500,239)	(32,377,738)
Others	(45,533)	(27,508)

Total deferred tax liabilities	(114,715,126)	(217,872,256)